Trade and other payables (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Included within non-current liabilities
Other payables	€ 520	€ 452
Accruals	48	28
Contract liabilities	500	530
Derivative financial instruments	1,116	1,506
Total trade and other non-current payables	2,184	2,516
Included within current liabilities:
Trade payables	7,662	7,327
Amounts owed to associates and joint ventures	329	40
Other taxes and social security payable	1,013	1,114
Other payables	2,080	2,032
Accruals	4,814	6,991
Contract liabilities	2,043	1,991
Derivative financial instruments	306	166
Total trade and other current payables	18,247	19,661
Payable in relation to the irrevocable and non-discretionary share buyback programme	0	1,434
Revenue recognised during the year	1,991
Vodafone UK plan
Included within non-current liabilities
Other payables	€ 257	€ 351